Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Breakdown of Office buildings, land, equipment and facilities
The following table presents a breakdown of owned and leased office buildings, land, equipment and facilities as of March 31, 2020 and 2021.

	Millions of yen
	March 31
	2020	2021
Land	¥49,214	¥39,233
Office buildings	71,468	76,725
Equipment and facilities	36,279	59,614
Software	111,031	103,385
Construction in progress	1,738	407
Operating lease ROU assets	170,782	185,085

Total	¥440,512	¥464,449

Schedule of estimated useful lives for significant asset classes	The estimated useful lives for significant asset classes are as follows:

Office buildings	3 to 50 years
Equipment and facilities	2 to 20 years
Software	3 to 10 years